Fair Value Measurement (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 22, 2016 USD ($) $ / shares shares	Jul. 12, 2016 USD ($) $ / shares shares	Feb. 08, 2016 USD ($) shares	Sep. 16, 2013 $ / shares shares	May 10, 2012 USD ($) $ / shares shares	Feb. 29, 2016 shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Sep. 29, 2016 USD ($)	Dec. 03, 2015 shares	Jun. 24, 2015 USD ($)	Mar. 31, 2015 shares	Jun. 24, 2014 USD ($)	Jun. 30, 2013 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued (shares) | shares					1,068.181875
Sale price of warrant (in dollars per share) | $ / shares					$ 8,800
Warrant conversion ratio (in shares) | shares					1
Warrant conversion ratio (in shares)					1
Warrants, exercise price per share (in dollars per warrant) | $ / shares				$ 1,840	$ 12,800
Warrants, exercise period					3 years
Warrants, exercise period					3 years
Mark-to-market gain recorded on warrants							$ 0	$ (5)	$ 0	$ 5
Increase in fair value of contingent consideration related to acquisitions									0	2,222
Investment in warrants			$ 1,023						648
Fair value loss in financial assets									376	0
Shares issued (shares) | shares												437,500
Shares issued for acquisition									2,365
Choose Digital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration at time of acquisition										4,792			$ 4,792		$ 2,570
Increase in fair value of contingent consideration related to acquisitions									2,222	$ 2,222
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of stock, shares converted (in warrants) | shares				340.9
Common stock, shares outstanding (in warrants) | shares							14,545			727.25				14,545
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of outstanding warrants					$ 5,281		$ 10	$ 10		$ 10						$ 443
Perk Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Consideration transferred							1,300				$ 1,300
Recorded loss							2,193
Perk Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value loss in financial assets									$ 376
Discontinued Operations, Disposed of by Sale | Viggle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Consideration received (in shares) | shares			1,370,000			1,370,000
Consideration transferred			$ 5,110
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in warrants			$ 1,023				1,091
Fair value loss in financial assets							$ 503
Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued (shares) | shares							1,013,068
Series E Preferred Stock | Rant, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series E Preferred Stock issued (in shares) | shares		4,435,000
Shares issued for acquisition		$ 7,600
Series C Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock fair value	$ 28,500
Charged to additional paid in capital	1,675
Other Expense | Perk Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recorded loss							$ 2,193
Secured Debt | Rant, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount		3,000
Fair value of debt		$ 3,500
Conversion price (USD per share) | $ / shares		$ 5.20
Purchase Agreement July 12, 2016 | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount		$ 4,444					$ 4,444
Conversion price (USD per share) | $ / shares		$ 6.2660
Conversion Feature | Purchase Agreement July 12, 2016 | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt		$ 1,856
Warrants and Rights Subject to Mandatory Redemption | Purchase Agreement July 12, 2016 | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debt		1,500
Debt discount		1,500
Debentures Subject to Mandatory Redemption | Purchase Agreement July 12, 2016 | Convertible Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt discount		$ 1,856
Affiliated Entity | Line of Credit Grid Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of credit, amount outstanding	900
Note Exchange Agreement | Affiliated Entity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes redeemed amount	$ 30,175
Note Exchange Agreement | Affiliated Entity | Series C Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares issued in conversion (shares) | shares	30,175
Conversion price (USD per share) | $ / shares	$ 1,000